Income tax incurred and deferred: Aerostar Tax loss Carry forwards (Details) - 12 months ended Dec. 31, 2024 $ in Thousands, $ in Thousands	MXN ($)	USD ($)	USD ($)
Income tax:
Unused tax losses for which no deferred tax asset recognised			$ 58,150
2015
Income tax:
Unused tax losses for which no deferred tax asset recognised	$ 14,260
2016
Income tax:
Unused tax losses for which no deferred tax asset recognised	13,873
2017
Income tax:
Unused tax losses for which no deferred tax asset recognised	11,124
2018
Income tax:
Unused tax losses for which no deferred tax asset recognised	5,300
2020
Income tax:
Unused tax losses for which no deferred tax asset recognised	$ 13,593
Aerostar
Income tax:
Percentage of tax losses from previous years	50.00%	50.00%
Tax losses from previous years	$ 126,662	$ 6,093